Document and Entity Information	Jun. 17, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	New Residential Investment Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35777
Entity Tax Identification Number	45-3449660
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	45th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	479-3150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001556593
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NRZ
Security Exchange Name	NYSE
7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NRZ PR A
Security Exchange Name	NYSE
7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NRZ PR B
Security Exchange Name	NYSE
6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	NRZ PR C
Security Exchange Name	NYSE
7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock
Trading Symbol	NRZ PR D
Security Exchange Name	NYSE